Summarized Segment Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2024 USD ($)
Segment Reporting Information [Line Items]
Net interest income/(expense)	₨ 1,248,003.4	$ 14,974.9	₨ 913,988.5	₨ 748,839.5
Less: Provision for credit losses	133,063.1	1,596.6	74,213.8	126,979.5
Net interest revenue, after provision for credit losses	1,114,940.3	13,378.3	839,774.7	621,860.0
Non-interest revenue	738,930.9	8,866.5	291,386.5	270,574.2
Non-interest expense	(1,148,412.2)	(13,779.8)	(468,779.4)	(373,272.0)
Income before income tax expense	705,459.0	8,465.0	662,381.8	519,162.2
Income tax expense	77,827.1	933.9	166,117.4	132,559.2
Segment assets:
Segment total assets	44,118,573.0		25,755,624.0	21,113,705.5	$ 529,380.6
Operating Segments
Segment Reporting Information [Line Items]
Net interest income/(expense)	1,248,003.4	14,974.9	913,988.5	748,839.5
Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income/(expense)	0.0	$ 0.0	0.0	0.0
Retail Banking
Segment Reporting Information [Line Items]
Net interest income/(expense)	802,998.2		643,295.7	559,824.2
Less: Provision for credit losses	118,900.0		86,920.2	122,622.6
Net interest revenue, after provision for credit losses	684,098.2		556,375.5	437,201.6
Non-interest revenue	276,151.7		252,576.6	203,468.5
Non-interest expense	(548,753.1)		(432,689.9)	(345,321.5)
Income before income tax expense	411,496.8		376,262.2	295,348.6
Segment assets:
Segment total assets	23,256,928.8		13,599,750.2	11,384,802.9
Retail Banking | Operating Segments
Segment Reporting Information [Line Items]
Net interest income/(expense)	624,203.3		474,489.5	418,823.0
Retail Banking | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income/(expense)	178,794.9		168,806.2	141,001.2
Wholesale Banking
Segment Reporting Information [Line Items]
Net interest income/(expense)	315,667.6		250,954.1	184,355.0
Less: Provision for credit losses	14,163.1		(12,706.4)	4,356.9
Net interest revenue, after provision for credit losses	301,504.5		263,660.5	179,998.1
Non-interest revenue	24,303.9		42,286.9	55,813.2
Non-interest expense	(84,735.1)		(34,261.7)	(25,544.1)
Income before income tax expense	241,073.3		271,685.7	210,267.2
Segment assets:
Segment total assets	13,133,744.0		9,274,409.1	8,106,671.0
Wholesale Banking | Operating Segments
Segment Reporting Information [Line Items]
Net interest income/(expense)	249,868.7		367,857.6	297,694.0
Wholesale Banking | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income/(expense)	65,798.9		(116,903.5)	(113,339.0)
Treasury Services
Segment Reporting Information [Line Items]
Net interest income/(expense)	20,712.9		19,738.7	4,660.3
Less: Provision for credit losses	0.0		0.0	0.0
Net interest revenue, after provision for credit losses	20,712.9		19,738.7	4,660.3
Non-interest revenue	11,784.3		(3,477.0)	11,292.5
Non-interest expense	(6,278.2)		(1,827.8)	(2,406.4)
Income before income tax expense	26,219.0		14,433.9	13,546.4
Segment assets:
Segment total assets	2,731,823.5		2,881,464.7	1,622,231.6
Treasury Services | Operating Segments
Segment Reporting Information [Line Items]
Net interest income/(expense)	265,306.7		71,641.4	32,322.5
Treasury Services | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income/(expense)	(244,593.8)		₨ (51,902.7)	₨ (27,662.2)
Insurance Services
Segment Reporting Information [Line Items]
Net interest income/(expense)	86,474.6
Less: Provision for credit losses	0.0
Net interest revenue, after provision for credit losses	86,474.6
Non-interest revenue	418,250.0
Non-interest expense	(493,763.8)
Income before income tax expense	10,960.8
Segment assets:
Segment total assets	4,387,398.1
Insurance Services | Operating Segments
Segment Reporting Information [Line Items]
Net interest income/(expense)	86,474.6
Insurance Services | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income/(expense)	0.0
Others
Segment Reporting Information [Line Items]
Net interest income/(expense)	22,150.1
Less: Provision for credit losses	0.0
Net interest revenue, after provision for credit losses	22,150.1
Non-interest revenue	8,441.0
Non-interest expense	(14,882.0)
Income before income tax expense	15,709.1
Segment assets:
Segment total assets	608,678.6
Others | Operating Segments
Segment Reporting Information [Line Items]
Net interest income/(expense)	22,150.1
Others | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income/(expense)	₨ 0.0